Vessel, net	3 Months Ended
Dec. 31, 2018
Vessel, net [Abstract]
Vessel, net
5.	Vessel, net:

On February 21, 2017, the Company took delivery of Magic P for a total cost of $7.5 million. Management reviews the carrying amount of the vessel to determine if events have occurred that would suggest the carrying value of the vessel is not recoverable. As of September 30, 2017 and 2018 and December 31, 2018, there were no indications that the carrying value of the vessel is not recoverable.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 13, 2016	$—	$—	$—
— Vessel acquisition	7,549,281	—	7,549,281
—Period depreciation	—	(182,346)	(182,346)
Balance September 30, 2017	$7,549,281	$(182,346)	$7,366,935
—Yearly depreciation	—	(296,531)	(296,531)
Balance September 30, 2018	$7,549,281	$(478,877)	$7,070,404
—Period depreciation	—	(75,054)	(75,054)
Balance December 31, 2018	$7,549,281	$(553,931)	$6,995,350

As of December 31, 2018, the Company’s vessel was free of encumbrances.